Distribution Date:	08/12/26	GS Mortgage Securities Trust 2016-GS3
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-GS3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Exchangeable Certificate Factor Detail	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Additional Information	7
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15	540 West Madison Special	Green Loan Services LLC
		Servicer
Mortgage Loan Detail (Part 2)	16
			Andrew Falk		Andrew.falk@slgreen.com
Principal Prepayment Detail	17		1 Vanderbilt Avenue | New York, NY 10017 | United States
Historical Detail	18	Operating Advisor & Asset	Pentalpha Surveillance LLC
Delinquency Loan Detail	19	Representations Reviewer
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Collateral Stratification and Historical Detail	20
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Specially Serviced Loan Detail - Part 1	21
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 2	22		Bank, N.A.
Modified Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Liquidated Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25-27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36251PAA2	1.429000%	28,475,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251PAB0	2.484000%	77,052,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251PAC8	2.592000%	265,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36251PAD6	2.850000%	320,243,000.00	76,208,765.37	35,499,851.15	180,995.82	0.00	0.00	35,680,846.97	40,708,914.22	88.54%	30.00%
A-AB	36251PAE4	2.777000%	57,066,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70	0.00	0.00	244,839.70	93,480,000.00	62.21%	21.25%
B	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60	0.00	0.00	151,125.60	53,417,000.00	47.17%	16.25%
C	36251PAL8	4.192683%	45,404,000.00	45,404,000.00	0.00	158,637.15	0.00	0.00	158,637.15	45,404,000.00	34.39%	12.00%
D	36251PAM6	2.620000%	53,417,000.00	53,417,000.00	0.00	116,627.12	0.00	0.00	116,627.12	53,417,000.00	19.35%	7.00%
E	36251PAR5	4.192683%	24,038,000.00	24,038,000.00	0.00	112,127.05	0.00	0.00	112,127.05	24,038,000.00	12.58%	4.75%
F	36251PAT1	4.192683%	10,683,000.00	10,683,000.00	0.00	0.00	0.00	0.00	0.00	10,683,000.00	9.57%	3.75%
G*	36251PAV6	4.192683%	40,063,502.00	33,987,513.89	0.00	0.00	0.00	0.00	0.00	33,987,513.89	0.00%	0.00%
WM-A	36251PAZ7	3.721772%	24,346,000.00	24,346,000.00	0.00	75,508.55	0.00	0.00	75,508.55	24,346,000.00	55.09%	55.09%
WM-B	36251PBD5	3.721772%	29,862,000.00	29,862,000.00	0.00	92,616.30	0.00	0.00	92,616.30	29,862,000.00	0.00%	0.00%
R	36251PAX2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,122,546,502.01	444,843,279.26	35,499,851.15	1,132,477.29	0.00	0.00	36,632,328.44	409,343,428.11

X-A	36251PAF1	1.181272%	841,316,000.00	169,688,765.37	0.00	167,040.49	0.00	0.00	167,040.49	134,188,914.22
X-B	36251PAG9	0.797683%	53,417,000.00	53,417,000.00	0.00	35,508.20	0.00	0.00	35,508.20	53,417,000.00
X-D	36251PAP9	1.572683%	53,417,000.00	53,417,000.00	0.00	70,006.68	0.00	0.00	70,006.68	53,417,000.00
X-WM	36251PBB9	0.000000%	54,208,000.00	54,208,000.00	0.00	0.00	0.00	0.00	0.00	54,208,000.00
Notional SubTotal			1,002,358,000.00	330,730,765.37	0.00	272,555.37	0.00	0.00	272,555.37	295,230,914.22

Deal Distribution Total					35,499,851.15	1,405,032.66	0.00	0.00	36,904,883.81

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251PAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251PAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251PAC8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36251PAD6	237.97168204	110.85285596	0.56518275	0.00000000	0.00000000	0.00000000	0.00000000	111.41803871	127.11882608
A-AB	36251PAE4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36251PAH7	1,000.00000000	0.00000000	2.61916667	0.00000000	0.00000000	0.00000000	0.00000000	2.61916667	1,000.00000000
B	36251PAJ3	1,000.00000000	0.00000000	2.82916674	0.00000000	0.00000000	0.00000000	0.00000000	2.82916674	1,000.00000000
C	36251PAL8	1,000.00000000	0.00000000	3.49390252	0.00000000	0.00000000	0.00000000	0.00000000	3.49390252	1,000.00000000
D	36251PAM6	1,000.00000000	0.00000000	2.18333340	0.00000000	0.00000000	0.00000000	0.00000000	2.18333340	1,000.00000000
E	36251PAR5	1,000.00000000	0.00000000	4.66457484	(1.17067227)	2.20733256	0.00000000	0.00000000	4.66457484	1,000.00000000
F	36251PAT1	1,000.00000000	0.00000000	0.00000000	3.49390246	6.88985023	0.00000000	0.00000000	0.00000000	1,000.00000000
G	36251PAV6	848.34106339	0.00000000	0.00000000	2.96402097	63.54457431	0.00000000	0.00000000	0.00000000	848.34106339
WM-A	36251PAZ7	1,000.00000000	0.00000000	3.10147663	0.00000000	0.00000000	0.00000000	0.00000000	3.10147663	1,000.00000000
WM-B	36251PBD5	1,000.00000000	0.00000000	3.10147679	(0.00000033)	0.01168040	0.00000000	0.00000000	3.10147679	1,000.00000000
R	36251PAX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251PAF1	201.69444700	0.00000000	0.19854667	0.00000000	0.00000000	0.00000000	0.00000000	0.19854667	159.49882591
X-B	36251PAG9	1,000.00000000	0.00000000	0.66473595	0.00000000	0.00000000	0.00000000	0.00000000	0.66473595	1,000.00000000
X-D	36251PAP9	1,000.00000000	0.00000000	1.31056929	0.00000000	0.00000000	0.00000000	0.00000000	1.31056929	1,000.00000000
X-WM	36251PBB9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	07/01/26 - 07/30/26	30	0.00	180,995.82	0.00	180,995.82	0.00	0.00	0.00	180,995.82	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	167,040.49	0.00	167,040.49	0.00	0.00	0.00	167,040.49	0.00
X-B	07/01/26 - 07/30/26	30	0.00	35,508.20	0.00	35,508.20	0.00	0.00	0.00	35,508.20	0.00
A-S	07/01/26 - 07/30/26	30	0.00	244,839.70	0.00	244,839.70	0.00	0.00	0.00	244,839.70	0.00
B	07/01/26 - 07/30/26	30	0.00	151,125.60	0.00	151,125.60	0.00	0.00	0.00	151,125.60	0.00
C	07/01/26 - 07/30/26	30	0.00	158,637.15	0.00	158,637.15	0.00	0.00	0.00	158,637.15	0.00
D	07/01/26 - 07/30/26	30	0.00	116,627.12	0.00	116,627.12	0.00	0.00	0.00	116,627.12	0.00
X-D	07/01/26 - 07/30/26	30	0.00	70,006.68	0.00	70,006.68	0.00	0.00	0.00	70,006.68	0.00
E	07/01/26 - 07/30/26	30	80,917.76	83,986.43	0.00	83,986.43	(28,140.62)	0.00	0.00	112,127.05	53,059.86
F	07/01/26 - 07/30/26	30	36,152.60	37,325.36	0.00	37,325.36	37,325.36	0.00	0.00	0.00	73,604.27
G	07/01/26 - 07/30/26	30	2,418,618.70	118,749.06	0.00	118,749.06	118,749.06	0.00	0.00	0.00	2,545,818.18
WM-A	07/01/26 - 07/30/26	30	0.00	75,508.55	0.00	75,508.55	0.00	0.00	0.00	75,508.55	0.00
X-WM	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
WM-B	07/01/26 - 07/30/26	30	347.73	92,616.30	0.00	92,616.30	(0.01)	0.00	0.00	92,616.30	348.80
Totals			2,536,036.79	1,532,966.46	0.00	1,532,966.46	127,933.79	0.00	0.00	1,405,032.66	2,672,831.11

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-S (Cert)	36251PAH7	3.143000%	93,480,000.00	93,480,000.00	0.00	244,839.70	0.00	0.00	244,839.70	93,480,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251PAJ3	3.395000%	53,417,000.00	53,417,000.00	0.00	151,125.60	0.00	0.00	151,125.60	53,417,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251PAL8	4.192683%	45,404,000.00	45,404,000.00	0.00	158,637.15	0.00	0.00	158,637.15	45,404,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
PEZ	36251PAK0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			192,301,000.04	192,301,000.00	0.00	554,602.45	0.00	0.00	554,602.45	192,301,000.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-S (Cert)	36251PAH7	1,000.00000000	0.00000000	2.61916667	0.00000000	0.00000000	0.00000000	0.00000000	2.61916667	1,000.00000000
A-S (PEZ)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B (Cert)	36251PAJ3	1,000.00000000	0.00000000	2.82916674	0.00000000	0.00000000	0.00000000	0.00000000	2.82916674	1,000.00000000
B (PEZ)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C (Cert)	36251PAL8	1,000.00000000	0.00000000	3.49390252	0.00000000	0.00000000	0.00000000	0.00000000	3.49390252	1,000.00000000
C (PEZ)	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
PEZ	36251PAK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	36,904,883.81
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,542,280.33	Master Servicing Fee	6,075.99
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,152.79
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	191.53
ARD Interest	0.00	Operating Advisor Fee	735.47
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	158.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,542,280.33	Total Fees	9,313.89

Principal		Expenses/Reimbursements
Scheduled Principal	4,503,583.88	Reimbursement for Interest on Advances	728.47
Unscheduled Principal Collections		ASER Amount	2,062.33
Principal Prepayments	30,996,267.27	Special Servicing Fees (Monthly)	(19,932.00)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	145,075.00
Total Principal Collected	35,499,851.15	Total Expenses/Reimbursements	127,933.80

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,405,032.66
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	35,499,851.15
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	36,904,883.81
Total Funds Collected	37,042,131.48	Total Funds Distributed	37,042,131.50

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	444,843,279.26	444,843,279.26	Beginning Certificate Balance	444,843,279.26
(-) Scheduled Principal Collections	4,503,583.88	4,503,583.88	(-) Principal Distributions	35,499,851.15
(-) Unscheduled Principal Collections	30,996,267.27	30,996,267.27	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	409,343,428.11	409,343,428.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	445,169,068.52	445,169,068.52	Ending Certificate Balance	409,343,428.11
Ending Actual Collateral Balance	409,848,554.14	409,848,554.14

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.40 or less	7	169,229,464.69	47.65%	0	4.2642	0.952673
5,000,001 to 10,000,000	1	7,876,835.87	2.22%	2	4.2060	1.400000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	3	34,395,422.64	9.69%	1	4.0257	2.232125	1.51 to 1.60	1	17,619,888.54	4.96%	1	4.1730	1.600000
15,000,001 to 20,000,000	2	33,173,686.52	9.34%	1	4.1146	1.468719	1.61 to 1.70	1	11,419,912.89	3.22%	1	4.2960	1.680000
20,000,001 to 30,000,000	2	52,640,646.41	14.82%	1	4.2749	1.166322	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 40,000,000	1	37,000,000.00	10.42%	(2)	4.1000	0.610000	1.81 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
40,000,001 to 60,000,000	2	103,048,836.67	29.02%	(3)	4.6548	1.608307	2.01 to 2.10	0	0.00	0.00%	0	0.0000	0.000000
60,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.11 to 3.00	1	58,500,000.00	16.47%	(6)	4.7815	2.300000
70,000,001 or greater	1	87,000,000.00	24.50%	1	3.2266	3.470000	3.01 or greater	2	98,366,161.99	27.70%	1	3.2663	3.506976
Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614	Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	2	19,486,183.63	5.49%	2	4.2060	1.310634
							Lodging	2	70,459,739.74	19.84%	1	4.2851	0.839741
California	2	55,968,749.56	15.76%	1	4.4492	0.899960
							Mixed Use	1	11,366,161.99	3.20%	1	3.5700	3.790000
Colorado	1	58,500,000.00	16.47%	(6)	4.7815	2.300000
							Office	3	182,500,000.00	51.39%	(2)	3.9021	2.515123
Illinois	1	87,000,000.00	24.50%	1	3.2266	3.470000
							Retail	6	90,809,526.38	25.57%	1	4.3011	1.396987
Oregon	1	25,910,903.07	7.30%	0	3.9355	1.080000
							Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614
Tennessee	1	37,000,000.00	10.42%	(2)	4.1000	0.610000

Texas	4	71,269,591.85	20.07%	1	4.2113	1.756889

Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.00% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.01% to 3.50%	1	87,000,000.00	24.50%	1	3.2266	3.470000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.51% to 4.00%	2	37,277,065.06	10.50%	0	3.8241	1.906307	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.01% to 4.25%	5	89,659,870.15	25.25%	0	4.1284	1.079994	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25% to 4.50%	2	55,968,749.56	15.76%	1	4.4492	0.899960	49 months or greater	12	355,135,428.11	100.00%	0	4.0695	1.937614
	4.51% to 4.75%	1	26,729,743.34	7.53%	1	4.6040	1.250000	Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614
	4.75% to 5.00%	1	58,500,000.00	16.47%	(6)	4.7815	2.300000
	5.01% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	100 months or less	12	355,135,428.11	100.00%	0	4.0695	1.937614	Interest Only	3	182,500,000.00	51.39%	(2)	3.9021	2.515123
	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000	324 months or less	9	172,635,428.11	48.61%	1	4.2464	1.327106
	Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614	325 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Other	0	0.00	0.00%	0	0.0000	0.000000
								Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	12	355,135,428.11	100.00%	0	4.0695	1.937614	100 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000	101 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	12	355,135,428.11	100.00%	0	4.0695	1.937614
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2	30311493	OF	Chicago	IL	Actual/360	3.227%	241,726.12	0.00	0.00	09/06/26	09/07/26	--	87,000,000.00	87,000,000.00	08/06/26
6	30520920	OF	Centennial	CO	Actual/360	4.782%	240,868.06	0.00	0.00	N/A	02/06/26	--	58,500,000.00	58,500,000.00	07/06/26
8	30311503	LO	Irvine	CA	Actual/360	4.489%	172,594.15	105,707.08	0.00	N/A	09/06/26	--	44,654,543.75	44,548,836.67	04/06/26
12	30311506	OF	Brentwood	TN	Actual/360	4.100%	130,630.56	0.00	0.00	N/A	06/05/26	--	37,000,000.00	37,000,000.00	08/06/26
13	30311507	RT	Louisville	KY	Actual/360	4.200%	112,325.00	31,057,604.49	0.00	N/A	10/06/26	--	31,057,604.49	0.00	08/06/26
14	30311490	RT	Edinburg	TX	Actual/360	4.604%	106,172.42	50,666.29	0.00	N/A	09/04/26	--	26,780,409.63	26,729,743.34	08/06/26
15	30311508	LO	Portland	OR	Actual/360	3.936%	87,992.93	54,118.36	0.00	N/A	08/06/26	--	25,965,021.43	25,910,903.07	07/06/26
18	30311491	RT	Granbury	TX	Actual/360	4.173%	63,426.18	30,772.10	0.00	N/A	09/04/26	--	17,650,660.64	17,619,888.54	08/06/26
20	30311511	RT	Harlingen	TX	Actual/360	4.048%	54,338.20	32,820.93	0.00	N/A	09/04/26	--	15,586,618.91	15,553,797.98	08/06/26
21	30311512	MU	Austin	TX	Actual/360	3.570%	35,081.72	45,619.98	0.00	N/A	09/04/26	--	11,411,781.97	11,366,161.99	08/06/26
23	30311514	RT	Huntsville	AL	Actual/360	4.206%	42,130.25	22,950.72	0.00	N/A	10/06/26	--	11,632,298.48	11,609,347.76	08/06/26
24	30311515	RT	Carlsbad	CA	Actual/360	4.296%	42,318.24	19,511.33	0.00	N/A	09/04/26	--	11,439,424.22	11,419,912.89	07/06/26
27	30311518	RT	Hoover	AL	Actual/360	4.206%	28,584.99	15,571.86	0.00	N/A	10/06/26	--	7,892,407.73	7,876,835.87	08/06/26
33	30311524	RT	Clemmons	NC	Actual/360	4.388%	15,357.97	4,064,508.01	0.00	N/A	08/06/26	--	4,064,508.01	0.00	08/06/26
Totals							1,373,546.79	35,499,851.15	0.00				390,635,279.26	355,135,428.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	19,822,751.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	16,436,919.00	15,247,993.00	04/01/25	03/31/26	06/08/26	14,625,000.00	60,154.05	180,462.13	180,462.13	0.00	0.00
8	2,877,618.71	793,710.27	01/01/26	03/31/26	--	0.00	0.00	277,397.21	1,110,926.74	0.00	0.00
12	658,844.75	1,281,017.60	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,220,958.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,529,447.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,344,359.10	4,234,049.36	04/01/25	03/31/26	--	0.00	0.00	141,999.50	141,999.50	0.00	0.00
18	1,926,352.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,749,691.55	1,529,133.30	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
21	3,709,598.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,045,524.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,275,299.72	0.00	--	--	--	0.00	0.00	61,780.32	61,780.32	0.00	0.00
27	768,184.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	596,146.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	60,961,695.93	23,085,903.53				14,625,000.00	60,154.05	661,639.16	1,495,168.69	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
13	30311507	30,996,267.27	Payoff Prior to Maturity	0.00	0.00
Totals		30,996,267.27		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	1	44,548,836.67	0	0.00	0	0.00	1	37,000,000.00	0	0.00	1	30,996,267.27	4.069487%	4.044142%	0
07/10/26	0	0.00	1	44,654,543.75	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,988,523.19	4.083314%	4.057435%	1
06/12/26	1	44,765,403.72	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	10	266,579,513.71	4.087041%	4.060950%	2
05/12/26	0	0.00	1	44,870,276.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	9,649,587.33	3.925767%	3.903695%	3
04/10/26	1	44,980,333.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	13,712,368.30	3.934932%	3.912697%	4
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.944172%	3.922076%	5
02/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.974538%	3.952623%	6
01/12/26	1	7,804,564.68	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,220,108.91	3.974887%	3.952964%	7
12/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.987336%	3.965537%	8
11/13/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.987707%	3.965900%	9
10/10/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.988057%	3.966242%	10
09/12/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.988423%	3.966601%	11
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30520920	07/06/26	0	5	180,462.13	180,462.13	0.00	58,500,000.00	02/09/26	98
8	30311503	04/06/26	3	3	277,397.21	1,110,926.74	473.00	44,980,333.01	05/08/26	98
15	30311508	07/06/26	0	A	141,999.50	141,999.50	0.00	25,965,021.43
24	30311515	07/06/26	0	A	61,780.32	61,780.32	0.00	11,439,424.22
Totals					661,639.16	1,495,168.69	473.00	140,884,778.66
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		121,410,903	62,910,903	58,500,000		0
0 - 6 Months		233,724,525	189,175,688	44,548,837		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	355,135,428	310,586,591	0	0	44,548,837	0
Jul-26	390,635,279	250,480,736	95,500,000	44,654,544	0	0
Jun-26	441,592,184	338,326,780	44,765,404	58,500,000	0	0
May-26	786,246,527	682,876,250	0	44,870,277	58,500,000	0
Apr-26	796,807,727	693,327,394	44,980,333	0	58,500,000	0
Mar-26	811,390,462	752,890,462	0	0	58,500,000	0
Feb-26	830,722,413	830,722,413	0	0	0	0
Jan-26	831,656,411	823,851,847	7,804,565	0	0	0
Dec-25	845,807,219	845,807,219	0	0	0	0
Nov-25	846,808,288	846,808,288	0	0	0	0
Oct-25	847,761,149	847,761,149	0	0	0	0
Sep-25	848,755,470	848,755,470	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	30311493	87,000,000.00	87,000,000.00	591,000,000.00	08/02/16	18,409,155.50	3.47000	12/31/25	09/07/26	I/O
6	30520920	58,500,000.00	58,500,000.00	191,000,000.00	12/03/15	15,114,791.00	2.30000	03/31/26	02/06/26	I/O
8	30311503	44,548,836.67	44,980,333.01	82,000,000.00	07/13/16	585,877.67	0.70000	03/31/26	09/06/26	240
12	30311506	37,000,000.00	37,000,000.00	58,500,000.00	05/04/16	933,499.60	0.61000	03/31/26	06/05/26	I/O
Totals		227,048,836.67	227,480,333.01	922,500,000.00		35,043,323.77

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	30311493	OF	IL	08/06/25	98

8/6/2026 - The Loan transferred to the Special Servicer on 8/06/2025 for non-monetary default. Special Servicer was recently replaced by Green Loan Services LLC.A Pre-Negotiation Agreement has been executed between the Borrower and the

Special Servicer. S pecial Servicer has not been informed of Borrower''s plans ahead of Loan maturity on 9/7/2026. The Special Servicer continues to apply debt service payments via the Cash Management Account. Green Loan Services will continue to follow up with the Borrower regarding its intentions to resolve the outstanding debt prior to maturity.

6	30520920	OF	CO	02/09/26	98

8/6/2026 - The loan transferred SS on 2/13/2026 due to Borrower being unable to pay the loan off at the 2/06/2026 maturity date. Collateral consists of a 6 building, Class A, office complex totaling 780K SF located in Centennial, CO. Property has experien ced distress as T1 extended at a decreased rent while T2 has gone dark and intends to vacate at LXP in 2029. Cash management is in-place. Borrower submitted an A/B proposal that was denied by Lender, Borrower is developing a redevelopment proposal. Busine ss plan involves leasing out a building as multi-tenant, and pursuing a conversion and change of use for another. Lender and Borrower are currently engaged in discussions regarding workout alternatives for the

Loan (while Lender dual tracks remedies).

8	30311503	LO	CA	05/08/26	98

8/6/2026 - The Loan transferred to Special Servicing on 5/8/2026 due to payment default. The collateral is Hilton Irvine, a 306-key full-service hotel located in Irvine, CA operating under a Hilton flag through December 2029. Special Servicer has engaged Holland & Knight as counsel and issued a Notice of Default. The Special Servicer is considering a potential receivership sale as well as all other legal remedies. An updated title report has also been ordered.

12	30311506	OF	TN	01/23/26	1
8/6/2026 - A forbearance was entered into on 7/17/2026 that provided for Lender to forbear from exercising its remedies with respect to the Maturity Date for 18-months, from 6/6/2026 to 12/6/2027.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30311497	0.00	3.97400%	0.00	3.97400%	8	10/06/22	10/06/22	11/03/22
3	30311497	0.00	3.97400%	0.00	3.97400%	8	12/21/22	12/06/22	01/06/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	02/02/23	02/06/23	02/02/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	06/29/23	06/06/23	07/06/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	07/13/23	07/06/23	07/18/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	08/01/23	08/06/23	08/07/23
3	30311497	0.00	3.97400%	0.00	3.97400%	8	02/23/24	02/06/24	03/04/24
3	30311497	0.00	3.97400%	0.00	3.97400%	8	05/06/24	05/06/24	05/09/24
3	30311497	0.00	3.97400%	0.00	3.97400%	8	07/11/24	07/06/24	07/25/24
3	30311497	0.00	3.97400%	0.00	3.97400%	8	12/05/24	12/06/24	01/02/25
3	30311497	0.00	3.97400%	0.00	3.97400%	8	01/06/25	01/03/25	01/22/25
12	30311506	0.00	4.10000%	0.00	4.10000%	10	07/17/26	07/17/26	07/28/26
16	30520919	20,683,751.43	5.30500%	20,683,751.43	5.30500%	8	09/04/20	06/06/20	09/15/20
Totals		20,683,751.43		20,683,751.43
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 29

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
5	30311501	06/12/26	51,960,815.46	229,500,000.00	25.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
19	30311510	10/13/21	18,500,000.00	16,700,000.00	19,613,159.11	1,602,751.77	19,613,158.95	18,010,407.18	489,592.82	0.00	(1,451.32)	491,044.14	2.65%
28	30311519	11/10/23	8,261,820.93	7,000,000.00	7,009,740.00	4,360,152.89	7,009,740.00	2,649,587.11	5,612,233.82	0.00	27,289.11	5,584,944.71	63.46%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			78,722,636.39	253,200,000.00	26,622,924.98	5,962,904.66	26,622,898.95	20,659,994.29	6,101,826.64	0.00	25,837.79	6,075,988.85

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 24 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/12/26	0.00	(23,797.78)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/10/26	0.00	(22,972.32)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/26	0.00	(22,688.58)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/26	0.00	(21,988.00)	0.00	0.00	0.00	0.00	0.00	0.00
		04/10/26	0.00	(22,646.67)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/26	0.00	(22,081.34)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/26	0.00	(21,994.49)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/26	0.00	(21,991.77)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/25	0.00	(21,921.34)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/25	0.00	(22,527.26)	0.00	0.00	0.00	0.00	0.00	0.00
		10/10/25	0.00	(21,778.76)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/25	0.00	(22,380.58)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/25	0.00	(22,360.30)	0.00	0.00	0.00	0.00	0.00	0.00
		07/11/25	0.00	(21,615.35)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/25	0.00	(22,214.18)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/25	0.00	(21,474.17)	0.00	0.00	0.00	0.00	0.00	0.00
		04/11/25	0.00	(22,068.94)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/25	0.00	(21,336.22)	0.00	0.00	0.00	0.00	0.00	0.00
		02/12/25	0.00	(21,265.22)	0.00	0.00	0.00	0.00	0.00	0.00
		01/13/25	0.00	(21,196.63)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/24	0.00	(21,128.33)	0.00	0.00	0.00	0.00	0.00	0.00
		11/13/24	0.00	(21,713.18)	0.00	0.00	0.00	0.00	0.00	0.00
		10/11/24	0.00	(20,990.10)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/24	0.00	(21,570.99)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/24	0.00	(21,499.06)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/24	0.00	(20,799.06)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/24	0.00	(21,374.46)	0.00	0.00	0.00	0.00	0.00	0.00
		05/10/24	0.00	(20,662.82)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/24	0.00	(21,311.03)	0.00	0.00	0.00	0.00	0.00	0.00
		03/12/24	0.00	(20,602.33)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/12/24	0.00	(20,535.04)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/24	0.00	(21,102.82)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/23	0.00	(20,400.39)	0.00	0.00	0.00	0.00	0.00	0.00
		11/10/23	0.00	(1,823.45)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/23	0.00	(1,762.71)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/23	0.00	(1,811.46)	0.00	0.00	0.00	0.00	0.00	0.00
		08/11/23	0.00	(1,804.04)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/23	0.00	(1,743.95)	0.00	0.00	0.00	0.00	0.00	0.00
		06/12/23	0.00	(1,792.17)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/23	0.00	(1,732.47)	0.00	0.00	0.00	0.00	0.00	0.00
		04/13/23	0.00	(1,780.36)	0.00	0.00	0.00	0.00	0.00	0.00
		03/10/23	0.00	(1,721.25)	0.00	0.00	0.00	0.00	0.00	0.00
		02/10/23	0.00	(1,715.51)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/23	0.00	(1,709.94)	0.00	0.00	0.00	0.00	0.00	0.00
		12/12/22	0.00	(1,704.39)	0.00	0.00	0.00	0.00	0.00	0.00
		11/14/22	0.00	(1,751.35)	0.00	0.00	0.00	0.00	0.00	0.00
		10/13/22	0.00	(1,693.05)	0.00	0.00	0.00	0.00	0.00	0.00
		09/12/22	0.00	(1,739.81)	0.00	0.00	0.00	0.00	0.00	0.00
		08/12/22	0.00	(1,733.98)	0.00	0.00	0.00	0.00	0.00	0.00
		07/12/22	0.00	(1,676.26)	0.00	0.00	0.00	0.00	0.00	0.00
		06/10/22	0.00	(1,722.55)	0.00	0.00	0.00	0.00	0.00	0.00
		05/12/22	0.00	(1,665.21)	0.00	0.00	0.00	0.00	0.00	0.00
		04/12/22	0.00	(1,711.19)	0.00	0.00	0.00	0.00	0.00	0.00
		03/11/22	0.00	(1,654.39)	0.00	0.00	0.00	0.00	0.00	0.00
		02/11/22	0.00	(1,647.54)	0.00	0.00	0.00	0.00	0.00	0.00
		01/12/22	0.00	(1,640.23)	0.00	0.00	0.00	0.00	0.00	0.00
		12/10/21	0.00	(1,634.89)	0.00	0.00	0.00	0.00	0.00	0.00
		11/15/21	0.00	(1,680.01)	0.00	0.00	0.00	0.00	0.00	0.00
5	30311501	06/25/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	30311510	11/10/23	0.00	0.00	491,044.14	0.00	0.00	25.00	0.00	0.00	491,044.14

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
19	30311510	08/11/23	0.00	0.00	491,019.14	0.00	0.00	398.37	0.00	0.00
		11/14/22	0.00	0.00	490,620.77	0.00	0.00	38.56	0.00	0.00
		02/11/22	0.00	0.00	490,582.21	0.00	0.00	400.00	0.00	0.00
		01/12/22	0.00	0.00	490,182.21	0.00	0.00	589.39	0.00	0.00
		10/13/21	0.00	0.00	489,592.82	0.00	0.00	489,592.82	0.00	0.00
28	30311519	07/12/24	0.00	0.00	5,584,944.71	0.00	0.00	(4,792.46)	0.00	0.00	5,584,944.71
		04/12/24	0.00	0.00	5,589,737.17	0.00	0.00	(22,496.65)	0.00	0.00
		11/10/23	0.00	0.00	5,612,233.82	0.00	0.00	5,612,233.82	0.00	0.00
Current Period Totals			0.00	(23,797.78)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(759,041.67)	6,075,988.85	0.00	0.00	6,075,988.85	0.00	0.00	6,075,988.85

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 29

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	145,000.00	0.00
6	0.00	0.00	12,593.75	0.00	0.00	2,062.33	0.00	0.00	805.72	0.00	0.00	0.00
8	0.00	0.00	9,613.13	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(42,138.88)	0.00	0.00	0.00	0.00	0.00	(77.25)	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	75.00	0.00
Total	0.00	0.00	(19,932.00)	0.00	0.00	2,062.33	0.00	0.00	728.47	0.00	145,075.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		127,933.80

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29